Long-term debt - Annual contractual principal repayments on long-term debt (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Long-term debt
Total long-term debt	$ 2,961.0	$ 600.7
Syndicated Credit Facility
Long-term debt
Total long-term debt	2,447.6
Senior Term Notes Payable
Long-term debt
Total long-term debt	494.6
Obligations under finance leases
Long-term debt
Total long-term debt	18.8
Less than one year/2018
Long-term debt
Total long-term debt	18.1
Less than one year/2018 | Syndicated Credit Facility
Long-term debt
Total long-term debt	11.4
Less than one year/2018 | Obligations under finance leases
Long-term debt
Total long-term debt	6.7
Between one and five years
Long-term debt
Total long-term debt	1,055.2
Between one and five years | Syndicated Credit Facility
Long-term debt
Total long-term debt	548.5
Between one and five years | Senior Term Notes Payable
Long-term debt
Total long-term debt	494.6
Between one and five years | Obligations under finance leases
Long-term debt
Total long-term debt	12.1
More than five years
Long-term debt
Total long-term debt	1,887.7
More than five years | Syndicated Credit Facility
Long-term debt
Total long-term debt	$ 1,887.7